Cash And Cash Equivalents, Short-Term Bank Deposits And Marketable Securities- Additional Information (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Debt Securities, Available-for-sale [Line Items]
Gross unrealized gains on the marketable securities	$ 15.7	$ 0.4
Prepaid Expenses and Other Current Assets [Member]
Debt Securities, Available-for-sale [Line Items]
Interest receivable	15.3	19.5
Marketable securites [Member]
Debt Securities, Available-for-sale [Line Items]
Gross unrealized gains on the marketable securities	$ 14.2	$ 51.4